Schedule of related party transactions (Details) - Mr Kevin Cox [Member]	12 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2025 GBP (£)	Jun. 30, 2024 GBP (£)	Jun. 30, 2023 GBP (£)
Related Party Transaction [Line Items]
Relationship	Executive Director and Chief Executive Officer	Executive Director and Chief Executive Officer
Nature	Interest expense on loan from a director	Interest expense on loan from a director
Interest expense	$ 23,090	£ 16,828	£ 50,325